Taxation - Movement in Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Balance at 1 January	€ (322,755)	€ (533,427)	€ (564,771)
Movements during the year	21,189	149,444	40,161
Business combination (note 3)	21,328	16,736
Translation differences	(11,621)	44,492	(8,817)
Balance at 31 December	€ (291,859)	€ (322,755)	€ (533,427)